Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of exploration and evaluation assets [text block]
8.	Exploration and Evaluation Assets

The Company holds a 100% interest in the Prairie Creek Mine property located in the Northwest Territories, Canada. The Prairie Creek Property is subject to a 1.2% net smelter return royalty. It also holds, through the Company’s wholly-owned subsidiaries Paragon and Messina, a 100% interest in the South Tally Pond, Tulks South and Long Lake properties in Newfoundland and Labrador.

	December 31, 2017	December 31, 2016
Prairie Creek Mine	$-	$-
Central Newfoundland properties	5,398	5,398
	$5,398	$5,398

The Company has incurred historical exploration and evaluation costs of $84,050,000 on the Prairie Creek Mine asset and $7,348,000 on exploration properties in central Newfoundland (see Note 13) and has expensed these costs pursuant to its accounting policy.